Commitments and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 05, 2018	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Ordinary shares (in Shares)	416,702
Other equity remedies	$ 1,000
Capital Commitments [Member]
Commitments and Contingencies (Details) [Line Items]
Capital commitments		$ 225,247